Components of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail)	Dec. 31, 2017 shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares issuable upon exercise of warrants	924,125
Out-of-the-money Warrants
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Warrants outstanding	5,062,089